Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000216486 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000216486 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000216486 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000216486 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000216486 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000216486 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000216486 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000216486 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000216486 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000216486 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000216486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000216486 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216486 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216486 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216486 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216486 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216486 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216486 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216486 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216482 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000216482 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000216482 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000216482 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000216482 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000216482 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000216482 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000216482 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000216482 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000216482 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000216482 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000216482 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216482 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216482 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216482 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216482 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216482 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216482 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216482 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216482 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216483 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000216483 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000216483 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000216483 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000216483 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000216483 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000216483 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000216483 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000216483 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000216483 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000216483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000216483 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216483 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216483 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216483 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216483 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216484 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000216484 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000216484 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000216484 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000216484 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000216484 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000216484 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000216484 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000216484 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000216484 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000216484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000216484 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216484 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216484 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216484 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216484 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216484 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216484 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216485 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000216485 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000216485 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000216485 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000216485 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000216485 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000216485 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000216485 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000216485 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000216485 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000216485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000216485 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216485 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216485 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216485 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216485 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216485 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216485 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216485 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216492 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000216492 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[6]
C000216492 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000216492 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000216492 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000216492 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000216492 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000216492 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000216492 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000216492 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000216492 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216492 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216492 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216492 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216492 [Member] | Industrial Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216492 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216492 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216492 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216492 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216492 [Member] | Office Buildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216487 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[7]
C000216487 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[7]
C000216487 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000216487 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000216487 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000216487 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000216487 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000216487 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000216487 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000216487 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000216487 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216487 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216487 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216487 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216487 [Member] | Industrial Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216487 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216487 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216487 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216487 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216487 [Member] | Office Buildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216489 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000216489 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[8]
C000216489 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000216489 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000216489 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000216489 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000216489 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000216489 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000216489 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000216489 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000216489 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216489 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216489 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216489 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216489 [Member] | Industrial Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216489 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216489 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216489 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216489 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216489 [Member] | Office Buildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216491 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[9]
C000216491 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[9]
C000216491 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000216491 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000216491 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000216491 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000216491 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000216491 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000216491 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000216491 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000216491 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216491 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216491 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216491 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216491 [Member] | Industrial Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216491 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216491 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216491 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216491 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216491 [Member] | Office Buildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216488 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[10]
C000216488 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[10]
C000216488 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000216488 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
C000216488 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000216488 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000216488 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000216488 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000216488 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000216488 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000216488 [Member] | Net Lease Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216488 [Member] | Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216488 [Member] | Technology Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216488 [Member] | Technology Datacenters [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216488 [Member] | Industrial Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216488 [Member] | Healthcare Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000216488 [Member] | Community Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216488 [Member] | Self Storage Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216488 [Member] | Enclosed Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216488 [Member] | Office Buildings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219988 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000219988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219988 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000219988 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000219986 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000219986 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219986 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000219986 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000219987 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000219987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219987 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000219987 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000219985 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000219985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219985 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000219985 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000221684 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000221684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221684 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000221684 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000219998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219998 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[11]
C000219998 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000219999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219999 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[12]
C000219999 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000220000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220000 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[13]
C000220000 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000219997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219997 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[14]
C000219997 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000221686 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221686 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[15]
C000221686 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000220005 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000220005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220005 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000220005 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000220001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000220001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220001 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000220001 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000220002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000220002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220002 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000220002 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000220003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000220003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220003 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000220003 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000221687 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000221687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221687 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000221687 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000220007 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220007 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220007 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000220008 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220008 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220008 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000220010 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220010 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220010 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000220011 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220011 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220011 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000221688 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000221688 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221688 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000221688 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	* Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Less than one-tenth of a percent.
[12]	Less than one-tenth of a percent.
[13]	Less than one-tenth of a percent.
[14]	Less than one-tenth of a percent.
[15]	Less than one-tenth of a percent.